Financial Risk Management Objectives and Policies - Summary of Information about Credit Risk on Trade Receivables using Provision Matrix (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)
Disclosure of provision matrix [line items]
Financial assets	¥ 14,303,746	$ 2,018,850	¥ 13,684,538
Expected credit loss	¥ 57,611	$ 8,131	30,586
Cost [member]
Disclosure of provision matrix [line items]
Financial assets			¥ 438,586
Trade receivables [member]
Disclosure of provision matrix [line items]
Expected credit loss rate	7.20%	7.20%	6.30%
Expected credit loss	¥ 57,611		¥ 30,586
Trade receivables [member] | Cost [member]
Disclosure of provision matrix [line items]
Financial assets	794,678		438,586
Current [member] | Trade receivables [member] | Cost [member]
Disclosure of provision matrix [line items]
Financial assets	¥ 601,094		¥ 281,250
Days past due 0- 90 days [member] | Trade receivables [member]
Disclosure of provision matrix [line items]
Expected credit loss rate	6.90%	6.90%	0.10%
Expected credit loss	¥ 4,283		¥ 30
Days past due 0- 90 days [member] | Trade receivables [member] | Cost [member]
Disclosure of provision matrix [line items]
Financial assets	¥ 61,917		47,561
Days Past due 91-180 days [member] | Trade receivables [member]
Disclosure of provision matrix [line items]
Expected credit loss rate	6.20%	6.20%
Expected credit loss	¥ 1,513
Days Past due 91-180 days [member] | Trade receivables [member] | Cost [member]
Disclosure of provision matrix [line items]
Financial assets	¥ 24,409		¥ 25,862
Days past due 181-365 days [member] | Trade receivables [member]
Disclosure of provision matrix [line items]
Expected credit loss rate	10.90%	10.90%	6.30%
Expected credit loss	¥ 4,386		¥ 2,990
Days past due 181-365 days [member] | Trade receivables [member] | Cost [member]
Disclosure of provision matrix [line items]
Financial assets	¥ 40,213		¥ 47,209
Days past due greater than 365 days [member] | Trade receivables [member]
Disclosure of provision matrix [line items]
Expected credit loss rate	70.70%	70.70%	75.10%
Expected credit loss	¥ 47,429		¥ 27,566
Days past due greater than 365 days [member] | Trade receivables [member] | Cost [member]
Disclosure of provision matrix [line items]
Financial assets	¥ 67,045		¥ 36,704